Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases	LEASES
Right-of-use assets
The following right-of-use assets relate to right-of-use real estate:

As at	March 31, 2022	March 31, 2021
	$	$
Beginning balance	11,118	11,492
Additions	7,117	2,611
Depreciation	(2,867)	(1,906)
Reassessments (a)	(161)	(830)
Lease inducement allowance	—	28
Exchange rate effect	(61)	(277)
Net carrying amount	15,146	11,118

(a) During the year, the Group entered into an agreement to sublease a portion of its office space to a subtenant. The sublease resulted in the derecognition of the right-of-use asset associated with the office space and the recognition of short-term lease receivable, included in other receivables, and long-term lease receivable, included in other assets, in the amounts of nil and $849,000, respectively.
6. LEASES (CONT’D)
Lease liabilities

As at	March 31, 2022	March 31, 2021
	$	$
Beginning balance	15,459	13,232
Additions	8,647	2,611
Lease payments	(3,413)	(1,992)
Lease incentives	—	2,243
Lease interest	725	595
Reassessments	(88)	(830)
Concession	—	(110)
Exchange rate effect	(67)	(290)
Ending balance	21,263	15,459
Current portion	3,510	1,923
	17,753	13,536

Contractual lease payments under the lease liabilities as at March 31, 2022 are as follows:

As at	March 31, 2022
$
Less than one year	4,302
One to two years	4,270
Two to five years	10,244
More than five years	5,229
Total undiscounted lease payments at period end	24,045

Amounts recognized in net loss

Year ended	March 31, 2022	March 31, 2021
	$	$
Interest on lease liabilities	725	595
Variable lease payments	2,766	2,487
	3,491	3,082

Total cash outflow for leases for the years ended March 31, 2022 and 2021 was $6,179,000 and $4,479,000, respectively.